Significant Accounting Policies - Concentration of Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration risk
Accounts receivable	$ 272,557	$ 1,622,179
Credit Concentration Risk | Cash held on deposit | Pacific Western Bank
Concentration risk
Concentration risk (as a percent)	100.00%
Credit Concentration Risk | Accounts receivable | GlaxoSmithKline ("GSK" and "GSK Inhaled")
Concentration risk
Concentration risk (as a percent)	0.00%	69.00%
Accounts receivable	$ 0	$ 1,100,000
Customer Concentration Risk | Revenues | GlaxoSmithKline ("GSK" and "GSK Inhaled")
Concentration risk
Concentration risk (as a percent)	16.00%	84.00%